FREIGHT RECEIVABLES - Movements in provisions for impairment of freight receivables - Movements in provisions for impairment of freight receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 89.9	$ 86.0
Balance at end of period	58.6	89.9	$ 86.0
Accumulated impairment
Disclosure of financial assets [line items]
Balance at beginning of period	3.7	1.7	1.3
Adjustment to prior years		1.5
Provisions for the year	3.1	2.4	1.7
Provisions reversed during the year	(1.0)	(1.9)	(1.0)
Provisions utilized during the year	0.0	0.0	(0.3)
Balance at end of period	$ 5.8	$ 3.7	$ 1.7